Consolidating financial information - Cash flow statement (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Consolidating financial information
Net cash flows from operating activities	£ 10,013	£ 9,798
Net cash flows from investing activities	(5,776)	(3,769)
Net cash flows from financing activities	(2,689)	(2,307)
Effects of exchange rate changes on cash and cash equivalents	211	38
Net increase/(decrease) in cash and cash equivalents	1,759	3,760
Cash and cash equivalents at beginning of year	108,811	122,605
Cash and cash equivalents at end of year	£ 110,570	126,365
Ownership percentage of trust (as a percent)	100.00%
Inter segment/consolidation adjustments
Consolidating financial information
Net cash flows from operating activities	£ (4,565)	1,540
Net cash flows from investing activities	753	48,529
Net cash flows from financing activities	6,681	1,045
Effects of exchange rate changes on cash and cash equivalents	(31)	(477)
Net increase/(decrease) in cash and cash equivalents	2,838	50,637
Cash and cash equivalents at beginning of year	(7,283)	(86,912)
Cash and cash equivalents at end of year	(4,445)	(36,275)
RBSG plc
Consolidating financial information
Net cash flows from operating activities	4,125	273
Net cash flows from investing activities	(521)
Net cash flows from financing activities	(2,632)	(345)
Effects of exchange rate changes on cash and cash equivalents	7	(1)
Net increase/(decrease) in cash and cash equivalents	979	(73)
Cash and cash equivalents at beginning of year	307	245
Cash and cash equivalents at end of year	1,286	172
NWM Plc
Consolidating financial information
Net cash flows from operating activities	7,886	25,094
Net cash flows from investing activities	(3,478)	(617)
Net cash flows from financing activities	(450)	(1,082)
Effects of exchange rate changes on cash and cash equivalents	55	708
Net increase/(decrease) in cash and cash equivalents	4,013	24,103
Cash and cash equivalents at beginning of year	24,575	13,058
Cash and cash equivalents at end of year	28,588	37,161
Subsidiaries
Consolidating financial information
Net cash flows from operating activities	2,567	(17,109)
Net cash flows from investing activities	(2,530)	(51,681)
Net cash flows from financing activities	(6,288)	(1,925)
Effects of exchange rate changes on cash and cash equivalents	180	(192)
Net increase/(decrease) in cash and cash equivalents	(6,071)	(70,907)
Cash and cash equivalents at beginning of year	91,212	196,214
Cash and cash equivalents at end of year	£ 85,141	£ 125,307